Note 2 - Basis of Preparation	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation:

a) Statement of compliance:

These interim Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared in accordance with International Accounting Standard (“IAS”) 34 – Interim Financial Reporting and do not include all of the information required for full annual financial statements. These interim Consolidated Financial Statements should be read in conjunction with the Bank’s audited Consolidated Financial Statements for the year ended October 31, 2024.

The interim Consolidated Financial Statements for the three months ended January 31, 2025 and 2024 were approved by the Audit Committee of the Bank’s Board of Directors on March 3, 2025.

b) Basis of measurement:

These interim Consolidated Financial Statements have been prepared on the historical cost basis except securities (note 4), the investment in Canada Stablecorp Inc. (note 6) and derivative instruments (note 12), which are measured at fair value in the Consolidated Balance Sheets.

c) Functional and presentation currency:

These interim Consolidated Financial Statements are presented in Canadian dollars, which is the Bank’s functional currency. Functional currency is also determined for each of the Bank’s subsidiaries, and items included in the interim financial statements of the subsidiaries are measured using their functional currency.

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

d) Use of estimates and judgements:

In preparing these interim Consolidated Financial Statements, management has exercised judgement and developed estimates in applying accounting policies and generating reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting periods. Areas where judgement was applied include assessing significant changes in credit risk on credit assets and in the selection of relevant forward-looking information in assessing the Bank’s allowance for expected credit losses on its credit assets as described in note 5 – Credit assets. Estimates are applied in the determination of the allowance for expected credit losses on credit assets, the fair value of stock options granted as described in note 9, the fair value of derivatives, the fair value of the investment in Canada Stablecorp Inc. as described in note 6, the impairment test applied to intangible assets and goodwill, the measurement of deferred income taxes and the revaluation of property and equipment. It is reasonably possible, on the basis of existing knowledge, that actual results may vary from those expected in the development of these estimates. This could result in material adjustments to the carrying amounts of assets and/or liabilities affected in the future.

Estimates and their underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are applied prospectively once they are known.